DEFERRED REVENUE (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2025 USD ($)
Deferred revenue
Beginning balance of the year	₫ 2,846,649	$ 113,317,503	₫ 1,719,480	₫ 345,603
Additions	1,645,865	65,517,495	1,233,503	1,480,143
Revenue recognized	(267,227)	(10,637,594)	(106,334)	(106,266)
Ending balance of the year	4,225,287	$ 168,197,405	2,846,649	1,719,480
Short-term	98,631		123,951	149,747	$ 3,926,237
Long-term	₫ 4,126,656		₫ 2,722,698	₫ 1,569,733	$ 164,271,168